Equity (Details) - Schedule of accumulated other comprehensive loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	$ 792,991	$ 884,839
Other comprehensive loss before reclassifications	(52)	(693)
Amounts reclassified from accumulated other comprehensive loss	1,257	811
Other comprehensive income (loss)	(1,309)	(1,504)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	784,841	866,150
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	(8,031)	(7,079)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	(9,340)	(8,583)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	4,907	1,790
Other comprehensive loss before reclassifications	(1,778)	1,493
Amounts reclassified from accumulated other comprehensive loss	1,257	811
Other comprehensive income (loss)	(3,035)	682
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	1,872	2,472
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	(12,938)	(8,869)
Other comprehensive loss before reclassifications	1,726	(2,186)
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income (loss)	1,726	(2,186)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	$ (11,212)	$ (11,055)